Financial Instruments (Schedule Of Changes In The Fair Value Of The Derivatives Not Designated As Hedging Instruments Recorded In The Consolidated Statements Of Income) (Detail) - Not Designated as Hedging Instrument - JPY (¥)
¥ in Millions
12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, gain (loss), net	¥ (3,446)	¥ 4,399	¥ 30
Forward Exchange Contracts
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	¥ (1,613)	1,779	(815)
Interest Rate Swap Agreements
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	¥ (432)	575	152
Currency Swap Agreement
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	¥ (1,457)	1,460	(34)
Currency Option Agreements
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	¥ 201	¥ 585	¥ 727
Forward Contracts
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	¥ (145)